Subsequent Events (Details Narrative)			12 Months Ended
	Feb. 05, 2021 a	Feb. 02, 2021 USD ($) a	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Purchase price			$ 170,000
Subsequent Event [Member]
Debt description	The terms of the debt are to provide 50% of the value of the land purchase price and 80% of the value of the site improvements and infrastructure.
Subsequent Event [Member] | Coachella [Member]
Area of land | a	41.37
Subsequent Event [Member] | Land Purchase Agreement [Member]
Area of land | a		41.37
Purchase price		$ 4,100,000
Increased purchase price		$ 4,200,000